Annual Operating Expenses - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2022
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.51%
Total annual operating expenses	0.61%
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.56%
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Acquired fund fees and expenses	0.51%
Total annual operating expenses	1.11%
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.06%
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Acquired fund fees and expenses	0.51%
Total annual operating expenses	1.61%
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.56%
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.51%
Total annual operating expenses	0.86%
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.81%